II. ACCOUNTING POLICIES (Details Textual) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions		12 Months Ended
	Dec. 31, 2023 USD ($) Subsidiaries $ / shares shares	Dec. 31, 2023 USD ($) Subsidiaries $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2017	Jul. 03, 2023 shares	Jul. 03, 2023	Jul. 03, 2023 BRL (R$)	Jul. 03, 2023 d	Jul. 03, 2023 USD ($)	Jul. 03, 2023 $ / shares	Jul. 03, 2023 Directors	Jul. 03, 2023 Officers	Mar. 30, 2023 R$ / shares shares	Dec. 31, 2020 $ / shares
Disclosure of associates [line items]
Minimum applicable tax rate		15.00%
Number of subsidiaries acquired | Subsidiaries	2	2
Forecast period of revenue projections		3 years
Goodwill or intangible assets recognized in relation to investments in non consolidated companies under the equity method	$ 0	$ 0
Number of major business segments	1	1
Total intangible assets and goodwill	$ 1,377,110	$ 1,377,110	$ 1,332,508
Research and development expense		$ 60,000	$ 50,700	$ 45,300
Number of shares authorised (in shares) | shares	2,500,000,000	2,500,000,000	2,500,000,000	2,500,000,000
Par value per share (in dollars per share) | $ / shares	$ 1	$ 1	$ 1	$ 1											$ 1
Total number of shares issued (in shares) | shares	1,180,536,830	1,180,536,830	1,180,536,830	1,180,536,830
Number of votes, per share	1	1	1
Employee benefits, unit vesting period (Year)		4 years			4 years
Employee benefits, company redemption period (Year)		7 years			10 years
Employee benefits, early redemption period (Year)					7 years
Carrying value of units granted	$ 144,000	$ 144,000	$ 123,900
Dilutive effect of share options on number of ordinary shares (in shares) | shares		0
Maximum period of lease term of short term leases		12 months
Forecast period of cash flow projections		5 years
Nominal growth rate	2.00%	2.00%
Maximum maturity period of fair value through other comprehensive income instruments for short-term nature		12 months
Other current Non-current benefits	$ 119,600	$ 119,600	94,400
Information system projects [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	72,165	72,165	53,355
Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	86,700	86,700	86,700	$ 86,700
Customer-related intangible assets [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	$ 47,906	$ 47,906	41,527
Customer-related intangible assets [member] | Maverick Tube Corporation [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)		14 years
Customer-related intangible assets [member] | Hydrill Company [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)		10 years
Customer-related intangible assets [member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of associates [line items]
Selling, general and administrative expenses, additional amortization of intangible assets			$ 4,100
Finite-lived intangible asset, useful life (Year)		9 years	3 years	5 years
Finite-lived intangible asset, residual useful life (Year)	1 year 9 months
Customer-related intangible assets [member] | Ipsco Tubulars Inc [Member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)		3 years
Finite-lived intangible asset, residual value	$ 26,400	$ 26,400
Customer-related intangible assets [member] | Mattrs Pipe Coating Business Unit [Member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)		4 months
Finite-lived intangible asset, residual value	$ 21,500	$ 21,500
Finite-lived intangible asset, residual useful life (Year)	3 months
Top of range [member]
Disclosure of associates [line items]
Discount rate used in current estimate of value in use	21.40%	21.40%	20.20%	18.80%
Percentage of voting rights held in unconsolidated entities	50.00%	50.00%
Top of range [member] | Information system projects [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)		3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)		20 years
Bottom of range [member]
Disclosure of associates [line items]
Discount rate used in current estimate of value in use	12.50%	12.50%	13.40%	10.90%
Percentage of voting rights held in unconsolidated entities	20.00%	20.00%
Bottom of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)		3 years
Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Shares bound to SHA (in shares) | shares	483,600,000	483,600,000
Percent of company voting capital	68.60%	68.60%
T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	61.30%	61.30%
Ternium entitites [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	51.50%	51.50%
Confab [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	9.80%	9.80%
NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	31.70%	31.70%
Previdencia Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	7.00%	7.00%
Usiminas [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate		6.76%	5.19%
Usiminas [member] | Preference shares [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	1,300,000	1,300,000
Usiminas [member] | Ordinary shares [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	47,500,000	47,500,000
Major purchases of assets [member] | Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Majority percentage of control group shares							55.00%
Major purchases of assets [member] | Usiminas [member] | T/T Group [member]
Disclosure of associates [line items]
Percentage of voting capital increased in control group							9.80%
Major purchases of assets [member] | Usiminas [member] | T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Number of Board members can be appointed through the shareholders agreement | Officers													4
Major purchases of assets [member] | Usiminas [member] | Tenaris [member] | The new SHA [member]
Disclosure of associates [line items]
Number of Board members can be appointed through the shareholders agreement												1	1
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Number of shares outstanding in control group | shares														68,700,000
Number of shares subscribed to (in shares) | shares						11,000,000
Shares subscribed to, price per share (in BRL per share) | R$ / shares														R$ 10
Thresold number of trading days immediately prior to date of exercising option | d									40
Shares subscribed to, value								R$ 110		$ 22,700
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member] | From two years anniversary right to buy [Member]
Disclosure of associates [line items]
Shares subscribed to, price per share (in BRL per share) | $ / shares											$ 10
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Number of trading days to calculate moving average share price | d									40
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member] | From two years anniversary right to buy [Member]
Disclosure of associates [line items]
Number of shares right purchase under agreement | shares						153,100,000
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member] | From two years anniversary right to sell [Member]
Disclosure of associates [line items]
Shares subscribed to, price per share (in BRL per share) | $ / shares											$ 10